INVESTMENTS IN EQUITY INVESTEES (Details) $ in Thousands	12 Months Ended
	Sep. 30, 2020 USD ($) mi	Sep. 30, 2019 USD ($)
Schedule of Equity Method Investments [Line Items]
Investments in equity investees	$ 208,375	$ 200,268
Deferred tax gross up	4,600	4,100
Steckman Ridge
Schedule of Equity Method Investments [Line Items]
Investments in equity investees	112,378	114,428
Outstanding principal balance	$ 70,400	70,400
Ownership interest, percent	50.00%
PennEast
Schedule of Equity Method Investments [Line Items]
Investments in equity investees	$ 95,997	$ 85,840
Ownership interest, percent	20.00%
Construction plan, pipeline distance (in miles) | mi	120
NJR Pipeline | PennEast
Schedule of Equity Method Investments [Line Items]
Ownership interest, percent	20.00%